PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 2,304
Balance	2,630	$ 2,304
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,274	6,522
Disposals	(29)	(38)
Additions	779	792
Re-classified from RSU assets	144
Foreign currency translation	12	(2)
Balance	8,180	7,274
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	301	243
Disposals
Additions	20	60
Re-classified from RSU assets
Foreign currency translation	11	(2)
Balance	332	301
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,534	4,054
Disposals
Additions	241	480
Re-classified from RSU assets
Foreign currency translation
Balance	4,775	4,534
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	124	102
Disposals	(29)	(38)
Additions	73	60
Re-classified from RSU assets
Foreign currency translation	1
Balance	169	124
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,315	2,123
Disposals
Additions	445	192
Re-classified from RSU assets	144
Foreign currency translation
Balance	2,904	2,315
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	597	509
Foreign currency translation	12	(3)
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	175	161
Disposals
Additions	18	17
Foreign currency translation	11	(3)
Balance	204	175
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,606	2,153
Disposals
Additions	486	453
Foreign currency translation
Balance	3,092	2,606
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	60	70
Disposals	(29)	(38)
Additions	44	28
Foreign currency translation	1
Balance	76	60
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,129	2,118
Disposals
Additions	49	11
Foreign currency translation
Balance	2,178	2,129
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,304
Balance	2,630	2,304
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	126
Balance	128	126
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,928
Balance	1,683	1,928
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	64
Balance	93	64
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	186
Balance	726	186
Total [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,970	4,502
Balance	5,550	4,970
Disposals [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	$ (29)	$ (38)